Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2022
Related Party Transactions [Abstract]
Schedule of key management personnel for employment services
	Year ended	Year ended
	October 31,	October 31,
	2022	2021
Officers:
Payroll and other short-term benefits	$–	$405,632
Consulting fees	615,413	68,000
Share based compensation	1,047,017	245,677
	$1,662,430	$719,309
Directors:
Directors’ fees	$170,266	$52,000
Share based compensation	59,353	23,501
	$229,619	$75,501

Schedule of balances with related parties
	October 31,	October 31,
	2022	2021
Amounts owed to officers	$185,830	$2,260
Amounts owed to directors	96,014	6,000
	$281,844	$8,260